ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2019
Disclosure Of Accounting Policies [Abstract]
Going concern
Going concern
The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecasted cash requirements, including newbuildings and loan commitments, and to monitor compliance with the financial covenants in its loan facilities. As of 30 June 2019, TORM’s available liquidity including undrawn facilities was USD 367m, TORM’s net debt was USD 623m and the net debt loan-to-value ratio was 51%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required. The principal risks and uncertainties facing the Group are set out on page 11.

The Board of Directors has considered the Group’s cash flow forecast and the expected compliance with the Company’s financial covenants for a period of not less than 12 months from the date of approval of these financial statements. Based on this review, the Board of Directors has a reasonable expectation, taking reasonable changes in trading performance and vessel valuations into account, that the Group will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, the Group continues to adopt the going concern principle in preparing its financial statements.